[GRAPHIC] 800.355.4570

[FIRST SECURITY BENEFIT LIFE INSURANCE
AND ANNUITY COMPANY OF NEW YORK LOGO]

October 26, 2006

VIA EDGARLINK

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Subj:	Variable Annuity Account B 1940 Act Registration Number: 811-21613 1933 Act Registration Numbers: 333-118136 and 333-120600 CIK: 0001299953 Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the "Act"), Variable Annuity Account B, a unit investment trust registered under the Act, mailed to its contract owners the semi-annual report(s) for the underlying management investment companies. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

The following semi-annual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
AIM Variable Insurance Funds	0000896435	August 25, 2006
American Century Variable Portfolios, Inc.	0000814680	August 23, 2006
Direxion Insurance Trust	0001102060	September 8, 2006
Dreyfus Investment Portfolios	0001056707	August 18, 2006
Dreyfus Variable Investment Fund	0000813383	August 17, 2006
Legg Mason Partners Variable Portfolios I, Inc.	0001047909	September 8, 2006
Legg Mason Partners Variable Portfolios II	0000874835	September 8, 2006
MFS® Variable Insurance Trust	0000918571	August 29, 2006
Neuberger Berman Advisers Management Trust	0000736913	August 28, 2006
Oppenheimer Variable Account Funds	0000752737	August 25, 2006
PIMCO Variable Insurance Trust	0001047304	September 7, 2006
Royce Capital Fund	0001006387	August 31, 2006
Rydex Variable Trust	0001064046	September 7, 2006
SBL Fund	0000217087	September 6, 2006
The Universal Institutional Funds, Inc.	0001011378	September 7, 2006
Van Kampen Life Investment Trust	0000778536	August 29, 2006

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

AMY J. LEE

Amy J. Lee
Associate General Counsel
First Security Benefit Life Insurance
    and Annuity Company of New York

70 West Red Oak Lane, Fourth Floor * White Plains, New York 10604